Condensed Financial Information (Parent Company Only) - Condensed Statements of Cash Flows (Details 2) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 141,103	$ 734,242	$ 805,909	$ 759,566	$ 697,260	$ 757,765	$ 765,506	$ 827,378	$ 2,440,820	$ 3,047,909
Stock-based compensation expense									22,232	90,163
Net cash provided by operating activities									4,212,143	4,245,675
Investing Activity
Net cash provided by investing activities									(13,714,565)	(4,594,248)
Financing Activities
Dividends paid									(715,480)	(2,440,380)
Stock repurchases									(104,289)	(127,118)
Exercise of stock options									250,729	211,775
Net cash used in financing activities									2,482,126	9,155,065
Net Change in Cash and Cash Equivalents									(7,020,296)	8,806,492
Cash and Cash Equivalents, Beginning of Year				12,909,924				4,103,432	12,909,924	4,103,432
Cash and Cash Equivalents, End of Year	5,889,628				12,909,924				5,889,628	12,909,924
Parent Company
Operating Activities
Net income									2,440,820	3,047,909
Items not providing cash, net									(1,179,265)	(762,295)
Stock-based compensation expense									22,232	90,163
Change in other assets and liabilities, net									(51,317)	(53,487)
Net cash provided by operating activities									1,232,470	2,322,290
Investing Activity
Loan payment from subsidiary									22,724	39,159
Net cash provided by investing activities									22,724	39,159
Financing Activities
Dividends paid									(715,480)	(2,440,380)
Stock repurchases									(104,289)	(127,118)
Exercise of stock options									250,729	211,775
Net cash used in financing activities									(569,040)	(2,355,723)
Net Change in Cash and Cash Equivalents									686,154	5,726
Cash and Cash Equivalents, Beginning of Year				$ 4,806,252				$ 4,800,526	4,806,252	4,800,526
Cash and Cash Equivalents, End of Year	$ 5,492,406				$ 4,806,252				$ 5,492,406	$ 4,806,252